AllianzGI Income & Growth Fund
AllianzGI Income & Growth Fund

ALLIANZ FUNDS

Supplement Dated March 25, 2019 to the

Statutory Prospectus for Class A, Class C, Class T, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds

Dated August 28, 2018 (as revised August 30, 2018) (as supplemented thereafter)

Disclosure Relating to AllianzGI Income & Growth Fund (the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the following change to the broad-based market indexes will be made to the other comparative performance information (i.e., all performance information that does not report performance of the Fund itself) to replace the existing primary benchmark with the current secondary benchmark in the subsection entitled “Performance Information—Average Annual Total Returns (for periods ended 12/31/17)”:

Average Annual Returns - AllianzGI Income & Growth Fund	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, 10 Years [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%	8.39%	Feb. 28, 2007
Bloomberg Barclays U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%	4.19%	Feb. 28, 2007
[1]	Effective March 25, 2019, the S&P 500 Index became the Fund's primary benchmark and replaced the Bloomberg Barclays U.S. Aggregate Bond Index. Allianz Global Investors U.S. LLC ("AllianzGI U.S.") believes that the S&P 500 Index more closely reflects the Fund's investment strategies and provides investors with a more useful point of comparison than the Fund's prior primary benchmark.

Please retain this Supplement for future reference.